Loans - Troubled Debt Restructurings (Details 10) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($) contract	Dec. 31, 2013 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	1	7	14
Pre-modification outstanding recorded investment	$ 739	$ 1,650	$ 15,891
Recorded investment	689	1,073	9,423
Allowance for loan losses, troubled debt restructurings	37	21,000	3,700
Troubled debt restructuring	689
Troubled debt restructuring, charge-offs	$ 50	$ 533	$ 65
Commercial & Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	1	4	8
Pre-modification outstanding recorded investment	$ 739	$ 915	$ 8,400
Recorded investment	$ 689	$ 353	$ 5,587